INTEREST IN GIBRALTAR JOINT VENTURE (Narrative) (Details) - CAD ($)			1 Months Ended	10 Months Ended	12 Months Ended
	Mar. 15, 2023	Mar. 14, 2023	Mar. 31, 2010	Dec. 31, 2023	Dec. 31, 2023
Gibraltar Mines [Member]
Disclosure of joint ventures [line items]
Ownership interest in joint venture	87.50%
Percentage of voting equity interests acquired	12.50%
Cariboo Copper Corp [Member]
Disclosure of joint ventures [line items]
Amount contributed for purchase of remaining proportion of ownership interest in joint venture			$ 186,800
Percentage of voting equity interests acquired	50.00%
Remaining portion of ownership interest in joint venture			25.00%
Cariboo Copper Corp [Member] | Sojitz Corporation [Member]
Disclosure of joint ventures [line items]
Percentage of voting equity interests acquired	50.00%
Gibraltar Joint Venture [Member]
Disclosure of joint ventures [line items]
Ownership interest in joint venture	87.50%	75.00%	75.00%	87.50%	87.50%
Percentage of voting equity interests acquired	12.50%
Remaining portion of ownership interest in joint venture					12.50%